Employee Benefits - Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	$ 140,696,974	$ 108,118,868	$ 107,944,581
Current service cost	2,810,584	2,591,975	3,322,813
Interest cost on projected benefit obligation	30,482,173	31,001,348	30,185,257
Expected return on plan assets	17,655,119	(20,070,037)	(20,804,104)
Changes in the asset ceiling during the period and others	278,639	445,743	587,373
Past service costs and other	148,253	144,481	157,765
Actuarial gain for changes in experience	(8,945)	(22,599)	(7,222)
Actuarial loss/(gain) from changes in demographic assumptions	(103,987)		134,625
Actuarial (gain) loss from changes in financial assumptions	20,219	36,163	(24,890)
Net period cost	16,075,534	14,126,945	13,551,617
Actuarial gain for changes in experience	(9,677)	(129)	(21,283,470)
Actuarial gain from changes in demographic assumptions	(270)	(339,657)	(1,246,539)
Actuarial loss from changes in demographic assumptions	3,475,345	31,606,323	68,482
Actuarial loss from changes in financial assumptions	(924,084)	7,207,072
Changes in the asset ceiling during the period and others	(542,430)	(712,064)	(1,055,409)
Return on plan assets greater than discount rate (shortfall)	12,320,777	423,514	23,503,296
Recognized in other comprehensive income	14,215,944	38,185,188	(13,640)
Contributions to the pension plan made by the Company	(1,882,654)	(1,337,610)	(1,565,792)
Payments to employees	(14,426,720)	(16,996,920)	(10,651,938)
Effect of translation	168,219	(1,399,497)	(1,145,960)
Others	(16,141,155)	(19,734,027)	(13,363,690)
Balance at the end of the year	154,847,297	140,696,974	108,118,868
Less short-term portion	(268,940)	(213,065)	(212,141)
Non-current obligation	154,578,357	140,483,909	107,906,727
Defined benefit obligation [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	342,569,774	306,702,447	329,113,625
Current service cost	2,810,584	2,591,975	3,322,813
Interest cost on projected benefit obligation	30,482,173	31,001,348	30,185,257
Actuarial gain for changes in experience	(8,945)	(22,599)	(7,222)
Actuarial loss/(gain) from changes in demographic assumptions	(103,987)		134,625
Actuarial (gain) loss from changes in financial assumptions	20,219	36,163	(24,890)
Net period cost	33,303,761	33,606,758	33,610,583
Actuarial gain for changes in experience	(9,677)	(129)	(21,283,470)
Actuarial gain from changes in demographic assumptions	(270)	(339,657)	(1,246,539)
Actuarial loss from changes in demographic assumptions	3,475,345	31,606,323	68,482
Actuarial loss from changes in financial assumptions	(924,084)	7,207,072
Recognized in other comprehensive income	2,437,597	38,473,738	(22,461,527)
Contributions made by plan participants	137,947	155,188	173,722
Benefits paid	(19,740,727)	(15,836,928)	(19,546,541)
Payments to employees	(14,426,720)	(16,996,920)	(10,651,938)
Effect of translation	(1,278,392)	(3,534,509)	(3,535,477)
Others	(35,307,892)	(36,213,169)	(33,560,234)
Balance at the end of the year	343,003,240	342,569,774	306,702,447
Less short-term portion	(268,940)	(213,065)	(212,141)
Non-current obligation	342,734,300	342,356,709	306,490,306
Plan assets [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	(206,300,821)	(203,671,122)	(227,688,604)
Expected return on plan assets	(17,655,119)	(20,070,037)	(20,804,104)
Past service costs and other	148,253	144,481	157,765
Net period cost	(17,506,866)	(19,925,556)	(20,646,339)
Return on plan assets greater than discount rate (shortfall)	12,320,777	423,514	23,503,296
Recognized in other comprehensive income	12,320,777	423,514	23,503,296
Contributions made by plan participants	(137,947)	(155,188)	(173,722)
Contributions to the pension plan made by the Company	(1,882,654)	(1,337,610)	(1,565,792)
Benefits paid	19,740,727	15,836,928	19,546,541
Effect of translation	2,217,201	2,528,213	3,353,498
Others	19,937,327	16,872,343	21,160,525
Balance at the end of the year	(191,549,583)	(206,300,821)	(203,671,122)
Non-current obligation	(191,549,583)	(206,300,821)	(203,671,122)
Effect of asset celling [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	4,428,021	5,087,543	6,519,560
Changes in the asset ceiling during the period and others	278,639	445,743	587,373
Net period cost	278,639	445,743	587,373
Changes in the asset ceiling during the period and others	(542,430)	(712,064)	(1,055,409)
Recognized in other comprehensive income	(542,430)	(712,064)	(1,055,409)
Effect of translation	(770,590)	(393,201)	(963,981)
Others	(770,590)	(393,201)	(963,981)
Balance at the end of the year	3,393,640	4,428,021	5,087,543
Non-current obligation	$ 3,393,640	$ 4,428,021	$ 5,087,543